Summary of Significant Accounting Policies (Table)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Corporate services and cost-sharing revenue	$7	$5	$5
Data processing expense	(34)	(32)	(36)
Net expense	$(27)	$(27)	$(31)